Baron Asset Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2024

Shares		Cost	Value
Common Stocks (94.94%)
Communication Services (1.94%)
	Advertising (1.20%)
524,000	The Trade Desk, Inc., Cl A [1]	$10,100,894	$51,179,080

	Movies & Entertainment (0.74%)
100,000	Spotify Technology SA [1,2]	24,563,323	31,379,000

Total Communication Services		34,664,217	82,558,080

Consumer Discretionary (7.53%)
	Footwear (1.39%)
351,069	Birkenstock Holding PLC [1,2]	16,149,174	19,101,664
1,037,000	On Holding AG, Cl A [1,2]	30,424,600	40,235,600

		46,573,774	59,337,264

	Home Improvement Retail (0.49%)
211,000	Floor & Decor Holdings, Inc., Cl A [1]	18,452,772	20,975,510

	Hotels, Resorts & Cruise Lines (3.35%)
503,442	Choice Hotels International, Inc.	2,156,126	59,909,598
31,000	Hilton Worldwide Holdings, Inc.	6,489,341	6,764,200
500,233	Hyatt Hotels Corp., Cl A	13,700,166	75,995,398

		22,345,633	142,669,196

	Leisure Facilities (2.30%)
545,538	Vail Resorts, Inc.	10,547,752	98,267,760

Total Consumer Discretionary		97,919,931	321,249,730

Financials (13.43%)
	Financial Exchanges & Data (5.03%)
274,725	FactSet Research Systems, Inc.	14,622,164	112,161,976
156,000	Morningstar, Inc.	32,512,227	46,152,600
47,000	MSCI, Inc.	15,780,557	22,642,250
316,189	Tradeweb Markets, Inc., Cl A	12,240,920	33,516,034

		75,155,868	214,472,860

	Insurance Brokers (0.52%)
84,421	Willis Towers Watson PLC [2]	10,305,610	22,130,121

	Investment Banking & Brokerage (3.08%)
1,578,936	The Charles Schwab Corp.	1,389,671	116,351,794
54,000	LPL Financial Holdings, Inc.	12,105,109	15,082,200

		13,494,780	131,433,994

	Property & Casualty Insurance (4.80%)
2,031,444	Arch Capital Group Ltd. [1,2]	7,307,977	204,952,385

Total Financials		106,264,235	572,989,360

Health Care (21.50%)
	Biotechnology (0.39%)
38,366	argenx SE, ADR [1,2]	12,332,714	16,498,915

	Health Care Equipment (7.02%)
343,000	DexCom, Inc. [1]	21,683,691	38,889,340
534,630	IDEXX Laboratories, Inc. [1]	9,471,856	260,471,736

		31,155,547	299,361,076

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Supplies (1.58%)
773,672	The Cooper Companies, Inc.	$30,234,022	$67,541,565

	Health Care Technology (1.49%)
347,386	Veeva Systems, Inc., Cl A [1]	19,262,150	63,575,112

	Life Sciences Tools & Services (11.02%)
1,394,944	Bio-Techne Corporation	33,521,319	99,947,738
184,000	ICON plc [1,2]	39,500,431	57,678,480
152,117	Mettler-Toledo International, Inc. [1]	8,858,446	212,597,198
302,404	West Pharmaceutical Services, Inc.	13,012,900	99,608,853

		94,893,096	469,832,269

Total Health Care		187,877,529	916,808,937

Industrials (15.14%)
	Aerospace & Defense (0.39%)
57,000	Axon Enterprise, Inc. [1]	11,338,430	16,771,680

	Construction & Engineering (1.70%)
285,000	Quanta Services, Inc.	47,697,751	72,415,650

	Data Processing & Outsourced Services (0.67%)
455,076	SS&C Technologies Holdings, Inc.	12,215,821	28,519,613

	Environmental & Facilities Services (1.73%)
1,514,418	Rollins, Inc.	21,152,732	73,888,454

	Human Resource & Employment Services (1.69%)
1,458,093	Dayforce, Inc. [1]	54,559,959	72,321,413

	Industrial Machinery & Supplies & Components (1.29%)
272,760	IDEX Corp.	19,464,652	54,879,312

	Research & Consulting Services (7.67%)
200,000	Booz Allen Hamilton Holding Corp.	22,670,902	30,780,000
827,500	TransUnion	34,946,379	61,367,400
871,206	Verisk Analytics, Inc.	21,340,017	234,833,577

		78,957,298	326,980,977

Total Industrials		245,386,643	645,777,099

Information Technology (29.07%)
	Application Software (14.35%)
301,250	ANSYS, Inc. [1]	7,995,893	96,851,875
146,026	Aspen Technology, Inc. [1]	26,598,636	29,005,144
100,000	Fair Isaac Corp. [1]	39,372,024	148,866,000
1,280,809	Guidewire Software, Inc. [1]	64,100,097	176,610,753
400,000	Procore Technologies, Inc. [1]	29,185,970	26,524,000
238,192	Roper Technologies, Inc.	19,882,431	134,259,303

		187,135,051	612,117,075

See Notes to Portfolios of Investments.

Baron Asset Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2024

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Electronic Components (2.62%)
1,658,000	Amphenol Corp., Cl A	$39,080,301	$111,699,460

	Internet Services & Infrastructure (0.73%)
176,173	Verisign, Inc. [1]	7,916,941	31,323,560

	IT Consulting & Other Services (9.50%)
902,323	Gartner, Inc. [1]	18,428,905	405,197,166

	Technology Distributors (1.87%)
355,363	CDW Corp.	22,129,556	79,544,454

Total Information Technology		274,690,754	1,239,881,715

Materials (0.23%)
	Construction Materials (0.23%)
40,000	Vulcan Materials Co.	10,064,071	9,947,200

Real Estate (6.10%)
	Data Center REITs (0.86%)
48,416	Equinix, Inc.	3,085,999	36,631,545

	Real Estate Services (4.99%)
516,323	CBRE Group, Inc., Cl A [1]	5,774,214	46,009,543
2,248,930	CoStar Group, Inc. [1]	47,365,826	166,735,670

		53,140,040	212,745,213

	Telecom Tower REITs (0.25%)
53,856	SBA Communications Corp.	1,210,360	10,571,933

Total Real Estate		57,436,399	259,948,691

Total Common Stocks		1,014,303,779	4,049,160,812

Private Common Stocks (1.53%)
Communication Services (1.10%)
	Movies & Entertainment (1.10%)
197,613	StubHub Holdings, Inc., Cl A [1,3,4,6]	50,000,041	47,162,319

Industrials (0.43%)
	Aerospace & Defense (0.43%)
92,406	Space Exploration Technologies Corp., Cl A [1,3,4,6]	7,115,262	10,349,472
69,932	Space Exploration Technologies Corp., Cl C [1,3,4,6]	5,384,764	7,832,384

Total Industrials		12,500,026	18,181,856

Total Private Common Stocks		62,500,067	65,344,175

Shares		Cost	Value
Private Preferred Stocks (3.47%)
Industrials (2.53%)
	Aerospace & Defense (2.53%)
96,298	Space Exploration Technologies Corp., Series N [1,3,4,6]	$26,000,461	$107,853,760

Information Technology (0.94%)
	Application Software (0.94%)
3,341,687	X.AI Corp. [1,3,4,6]	39,999,993	39,999,993

Total Private Preferred Stocks		66,000,454	147,853,753

Principal Amount
Short-Term Investments (0.20%)
$8,605,817	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $8,609,296; (Fully Collateralized by $8,700,900 U.S. Treasury Floating Rate Note, 5.385% due 4/30/2026 Market value – $8,778,099) [5]	8,605,817	8,605,817

Total Investments (100.14%)		$1,151,410,117	4,270,964,557

Liabilities Less Cash and Other Assets (-0.14%)			(5,949,917)

Net Assets			$4,265,014,640

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2024, the market value of restricted securities amounted to $213,197,928 or 5.00% of net assets. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2024

Shares		Cost	Value
Common Stocks (100.96%)
Communication Services (2.63%)
	Alternative Carriers (2.63%)
7,000,000	Iridium Communications, Inc. [4]	$42,700,005	$186,340,000

Consumer Discretionary (14.43%)
	Apparel, Accessories & Luxury Goods (0.89%)
11,750,000	Figs, Inc., Cl A [1]	83,703,524	62,627,500

	Casinos & Gaming (1.55%)
1,998,635	Red Rock Resorts, Inc., Cl A	45,018,173	109,785,021

	Education Services (1.17%)
750,000	Bright Horizons Family Solutions, Inc. [1]	23,769,054	82,560,000

	Hotels, Resorts & Cruise Lines (5.04%)
3,000,000	Choice Hotels International, Inc. [4]	75,582,685	357,000,000

	Leisure Facilities (5.09%)
2,000,000	Vail Resorts, Inc. [4]	56,102,210	360,260,000

	Restaurants (0.69%)
4,540,000	Krispy Kreme, Inc.	65,918,556	48,850,400

Total Consumer Discretionary		350,094,202	1,021,082,921

Financials (47.65%)
	Asset Management & Custody Banks (2.62%)
1,600,000	The Carlyle Group, Inc.	32,614,747	64,240,000
1,675,000	Cohen & Steers, Inc.	34,663,648	121,538,000

		67,278,395	185,778,000

	Commercial & Residential Mortgage Finance (0.40%)
500,000	Essent Group Ltd. [2]	13,485,138	28,095,000

	Financial Exchanges & Data (20.65%)
1,200,000	FactSet Research Systems, Inc.	59,954,575	489,924,000
925,000	Morningstar, Inc.	18,840,637	273,661,250
1,450,000	MSCI, Inc.	26,549,735	698,537,500

		105,344,947	1,462,122,750

	Investment Banking & Brokerage (1.14%)
450,000	Houlihan Lokey, Inc.	19,625,873	60,687,000
350,000	Moelis & Co., Cl A	4,682,331	19,901,000

		24,308,204	80,588,000

	Life & Health Insurance (4.84%)
1,450,000	Primerica, Inc.	30,040,595	343,041,000

	Property & Casualty Insurance (18.00%)
9,000,000	Arch Capital Group Ltd. [1,2]	28,031,463	908,010,000
950,000	Kinsale Capital Group, Inc.	31,558,873	366,016,000

		59,590,336	1,274,026,000

Total Financials		300,047,615	3,373,650,750

Shares		Cost	Value
Common Stocks (continued)
Health Care (8.27%)
	Health Care Equipment (3.10%)
450,000	IDEXX Laboratories, Inc. [1]	$6,274,381	$219,240,000

	Health Care Supplies (0.29%)
1,342,434	Neogen Corp. [1]	17,026,471	20,982,243

	Life Sciences Tools & Services (4.88%)
2,500,000	Bio-Techne Corporation	32,579,028	179,125,000
60,000	Mettler-Toledo International, Inc. [1]	2,742,937	83,855,400
250,000	West Pharmaceutical Services, Inc.	8,406,196	82,347,500

		43,728,161	345,327,900

Total Health Care		67,029,013	585,550,143

Industrials (1.05%)
	Building Products (1.05%)
1,000,000	Trex Co., Inc. [1]	8,972,042	74,120,000

Information Technology (16.48%)
	Application Software (7.16%)
725,000	Altair Engineering, Inc., Cl A [1]	11,330,019	71,108,000
960,000	ANSYS, Inc. [1]	21,829,895	308,640,000
305,000	Clearwater Analytics Holdings, Inc., Cl A [1]	4,682,009	5,648,600
880,000	Guidewire Software, Inc. [1]	26,354,105	121,343,200

		64,196,028	506,739,800

	IT Consulting & Other Services (9.32%)
1,470,000	Gartner, Inc. [1]	20,307,641	660,118,200

Total Information Technology		84,503,669	1,166,858,000

Real Estate (10.45%)
	Health Care REITs (0.95%)
575,000	Alexandria Real Estate Equities, Inc.	19,560,096	67,257,750

	Office REITs (0.75%)
4,000,000	Douglas Emmett, Inc.	35,524,932	53,240,000

	Other Specialized REITs (3.39%)
5,300,000	Gaming and Leisure Properties, Inc.	110,905,425	239,613,000

	Real Estate Services (5.36%)
5,120,000	CoStar Group, Inc. [1]	21,375,117	379,596,800

Total Real Estate		187,365,570	739,707,550

Total Common Stocks		1,040,712,116	7,147,309,364

See Notes to Portfolios of Investments.

Baron Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2024

Shares		Cost	Value
Private Common Stocks (0.01%)
Materials (0.01%)
	Fertilizers & Agricultural Chemicals (0.01%)
422,278	Farmers Business Network, Inc. [1,3,5,6]	$16,300,002	$785,437

Private Convertible Preferred Stocks (0.15%)
Industrials (0.15%)
	Electrical Components & Equipment (0.15%)
59,407,006	Northvolt AB, Series E1 (Sweden) [1,2,3,5,6]	9,374,988	10,963,385

Total Investments (101.12%)		$1,066,387,106	7,159,058,186

Liabilities Less Cash and Other Assets (-1.12%)			(79,395,327)

Net Assets			$7,079,662,859

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2024, the market value of restricted securities amounted to $11,748,822 or 0.17% of net assets. See Note 3 regarding Restricted Securities.
[4]	See Note 5 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2024

Shares		Cost	Value
Common Stocks (96.88%)
Communication Services (5.21%)
	Advertising (2.20%)
350,000	Ibotta, Inc., Cl A [1]	$33,918,217	$26,306,000
750,000	The Trade Desk, Inc., Cl A [1]	2,662,500	73,252,500

		36,580,717	99,558,500

	Movies & Entertainment (3.01%)
1,200,000	Liberty Media Corp.-Liberty Formula One, Cl C [1]	20,511,579	86,208,000
207,610	Liberty Media Corporation-Liberty Live, Cl C [1]	680,178	7,945,234
225,000	Madison Square Garden Sports Corp. [1]	8,416,557	42,329,250

		29,608,314	136,482,484

Total Communication Services		66,189,031	236,040,984

Consumer Discretionary (15.77%)
	Automotive Parts & Equipment (1.11%)
675,000	Fox Factory Holding Corp. [1]	40,490,751	32,528,250
5,000,000	Holley, Inc. [1]	40,431,893	17,900,000

		80,922,644	50,428,250

	Casinos & Gaming (4.38%)
875,000	DraftKings, Inc., Cl A [1]	11,187,787	33,398,750
3,000,000	Red Rock Resorts, Inc., Cl A	86,392,310	164,790,000

		97,580,097	198,188,750

	Education Services (1.52%)
625,000	Bright Horizons Family Solutions, Inc. [1]	19,174,147	68,800,000

	Home Improvement Retail (1.87%)
850,000	Floor & Decor Holdings, Inc., Cl A [1]	30,054,925	84,498,500

	Homebuilding (2.39%)
525,000	Installed Building Products, Inc.	22,611,370	107,982,000

	Leisure Facilities (2.15%)
1,325,000	Planet Fitness, Inc., Cl A [1]	58,847,373	97,506,750

	Restaurants (1.91%)
2,200,000	The Cheesecake Factory, Inc.	60,116,924	86,438,000

	Specialized Consumer Services (0.44%)
2,000,000	European Wax Center, Inc., Cl A [1]	32,154,375	19,860,000

Total Consumer Discretionary		401,461,855	713,702,250

Consumer Staples (2.17%)
	Packaged Foods & Meats (1.19%)
3,250,000	UTZ Brands, Inc. [1]	51,593,467	54,080,000

	Personal Care Products (0.98%)
1,125,000	Oddity Tech Ltd., Cl A [1,2]	41,428,946	44,167,500

Total Consumer Staples		93,022,413	98,247,500

Financials (10.34%)
	Insurance Brokers (2.55%)
3,250,000	Baldwin Insurance Group, Inc. Cl A (formerly BRP Group, Inc.) [1]	54,388,028	115,277,500

	Investment Banking & Brokerage (1.86%)
625,000	Houlihan Lokey, Inc.	28,909,333	84,287,500

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Property & Casualty Insurance (4.04%)
475,000	Kinsale Capital Group, Inc.	$69,271,272	$183,008,000

	Transaction & Payment Processing Services (1.89%)
3,900,000	Repay Holdings Corporation [1]	33,541,410	41,184,000
250,000	WEX, Inc. [1]	10,329,020	44,285,000

		43,870,430	85,469,000

Total Financials		196,439,063	468,042,000

Health Care (11.39%)
	Health Care Equipment (2.29%)
550,000	DexCom, Inc. [1]	1,823,402	62,359,000
30,000	IDEXX Laboratories, Inc. [1]	414,061	14,616,000
200,000	Inspire Medical Systems, Inc. [1]	10,019,389	26,766,000

		12,256,852	103,741,000
	Health Care Supplies (1.73%)
5,000,000	Neogen Corp. [1]	90,021,499	78,150,000

	Life Sciences Tools & Services (5.85%)
700,000	ICON plc [1,2]	38,492,341	219,429,000
32,500	Mettler-Toledo International, Inc. [1]	1,571,421	45,421,675

		40,063,762	264,850,675

	Managed Health Care (1.52%)
800,000	HealthEquity, Inc. [1]	13,208,486	68,960,000

Total Health Care		155,550,599	515,701,675

Industrials (27.46%)
	Aerospace & Defense (4.08%)
2,250,000	Kratos Defense & Security Solutions, Inc. [1]	34,436,698	45,022,500
224,198	Loar Holdings, Inc. [1]	6,277,544	11,974,415
100,000	TransDigm Group, Inc. [1]	0	127,761,000

		40,714,242	184,757,915

	Building Products (2.66%)
6,000,000	Janus International Group, Inc. [1]	59,406,533	75,780,000
600,000	Trex Co., Inc. [1]	21,427,914	44,472,000

		80,834,447	120,252,000

	Diversified Support Services (0.84%)
3,000,000	Driven Brands Holdings, Inc. [1]	58,809,753	38,190,000

	Electrical Components & Equipment (7.27%)
3,800,000	Vertiv Holdings Co., Cl A	38,486,646	328,966,000

	Environmental & Facilities Services (1.36%)
350,000	Waste Connections, Inc. [2]	15,283,333	61,376,000

	Human Resource & Employment Services (2.37%)
950,000	Dayforce, Inc. [1]	29,430,555	47,120,000
3,750,000	First Advantage Corp. [1]	60,629,977	60,262,500

		90,060,532	107,382,500

See Notes to Portfolios of Investments.

Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2024

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Industrial Machinery & Supplies & Components (5.84%)
875,000	Chart Industries, Inc. [1]	$134,646,826	$126,297,500
675,000	John Bean Technologies Corp.	60,915,177	64,104,750
275,000	RBC Bearings, Incorporated [1]	32,617,037	74,189,500

		228,179,040	264,591,750

	Research & Consulting Services (0.56%)
265,000	Exponent, Inc.	20,189,458	25,206,800

	Trading Companies & Distributors (2.48%)
925,000	SiteOne Landscape Supply, Inc. [1]	40,106,104	112,304,250

Total Industrials		612,663,555	1,243,027,215

Information Technology (22.07%)
	Application Software (10.20%)
500,000	Altair Engineering, Inc., Cl A [1]	7,667,854	49,040,000
350,000	Aspen Technology, Inc. [1]	32,534,028	69,520,500
2,500,000	Clearwater Analytics Holdings, Inc., Cl A [1]	44,280,887	46,300,000
1,225,000	Guidewire Software, Inc. [1]	31,269,359	168,915,250
1,900,000	Intapp, Inc. [1]	75,158,999	69,673,000
1,000,000	nCino, Inc. [1]	32,908,778	31,450,000
750,000	Sprout Social, Inc., Cl A [1]	41,544,916	26,760,000

		265,364,821	461,658,750

	Electronic Equipment & Instruments (1.55%)
1,500,000	Cognex Corp.	25,832,809	70,140,000

	IT Consulting & Other Services (9.64%)
1,650,000	ASGN, Inc. [1]	43,789,175	145,480,500
800,000	Endava plc, ADR [1,2]	27,430,574	23,392,000
525,000	Gartner, Inc. [1]	6,820,144	235,756,500
3,000,000	Grid Dynamics Holdings, Inc. [1]	36,322,597	31,530,000

		114,362,490	436,159,000

	Semiconductors (0.68%)
5,000,000	indie Semiconductor, Inc., Cl A [1]	35,279,146	30,850,000

Total Information Technology		440,839,266	998,807,750

Shares		Cost	Value
Common Stocks (continued)
Materials (1.64%)
	Specialty Chemicals (1.64%)
1,700,000	Avient Corp.	$53,733,696	$74,205,000

Real Estate (0.83%)
	Industrial REITs (0.48%)
850,000	Americold Realty Trust, Inc.	12,961,598	21,709,000

	Telecom Tower REITs (0.35%)
80,000	SBA Communications Corp.	322,222	15,704,000

Total Real Estate		13,283,820	37,413,000

Total Common Stocks		2,033,183,298	4,385,187,374

Principal Amount
Short-Term Investments (3.19%)
$144,351,861	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $144,410,203; (Fully Collateralized by $145,945,400 U.S. Treasury Floating Rate Note, 5.385% due 4/30/2026 Market value – $147,238,936) [3]	144,351,861	144,351,861

Total Investments (100.07%)		$2,177,535,159	4,529,539,235

Liabilities Less Cash and Other Assets (-0.07%)			(3,247,369)

Net Assets			$4,526,291,866

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2024

Shares		Cost	Value
Common Stocks (95.46%)
Communication Services (8.70%)
	Advertising (1.95%)
266,510	The Trade Desk, Inc., Cl A [1]	$7,966,213	$26,030,032

	Interactive Media & Services (4.66%)
123,000	Meta Platforms, Inc., Cl A	24,382,735	62,019,060

	Movies & Entertainment (2.09%)
88,700	Spotify Technology SA [1,2]	21,873,061	27,833,173

Total Communication Services		54,222,009	115,882,265

Consumer Discretionary (11.39%)
	Automobile Manufacturers (3.49%)
235,200	Tesla, Inc. [1]	13,081,836	46,541,376

	Automotive Parts & Equipment (0.86%)
405,200	Mobileye Global, Inc., Cl A [1]	12,581,122	11,380,042

	Broadline Retail (7.04%)
485,500	Amazon.com, Inc. [1]	29,742,116	93,822,875

Total Consumer Discretionary		55,405,074	151,744,293

Financials (4.42%)
	Transaction & Payment Processing Services (4.42%)
62,300	MasterCard, Incorporated, Cl A	13,361,059	27,484,268
119,900	Visa, Inc., Cl A	18,936,666	31,470,153

Total Financials		32,297,725	58,954,421

Health Care (7.75%)
	Biotechnology (6.16%)
220,000	Arcellx, Inc. [1]	14,378,346	12,141,800
64,739	argenx SE, ADR [1,2]	9,490,491	27,840,360
235,500	Legend Biotech Corp., ADR [1,2]	13,246,784	10,430,295
690,270	Rocket Pharmaceuticals, Inc. [1]	12,666,542	14,861,513
316,600	Viking Therapeutics, Inc. [1]	4,645,174	16,782,966

		54,427,337	82,056,934

	Health Care Equipment (1.59%)
47,705	Intuitive Surgical, Inc. [1]	6,193,832	21,221,569

Total Health Care		60,621,169	103,278,503

Industrials (0.83%)
	Human Resource & Employment Services (0.83%)
223,570	Dayforce, Inc. [1]	10,877,867	11,089,072

Information Technology (59.94%)
	Application Software (6.72%)
14,500	Cadence Design Systems, Inc. [1]	4,022,831	4,462,375
226,500	Gitlab, Inc., Cl A [1,4]	9,190,621	11,261,580
175,100	Guidewire Software, Inc. [1]	5,058,280	24,144,539
20,600	HubSpot, Inc. [1]	6,992,891	12,149,674
329,900	Samsara, Inc., Cl A [1]	9,861,435	11,117,630
33,500	ServiceNow, Inc. [1,4]	6,318,061	26,353,445

		41,444,119	89,489,243

	Internet Services & Infrastructure (1.38%)
279,000	Shopify, Inc., Cl A [1,2]	11,961,246	18,427,950

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	IT Consulting & Other Services (2.67%)
79,187	Gartner, Inc. [1]	$2,029,908	$35,559,714

	Semiconductor Materials & Equipment (2.47%)
21,300	ASML Holding N.V. [2]	10,043,235	21,784,149
10,400	Lam Research Corp.	7,886,287	11,074,440

		17,929,522	32,858,589

	Semiconductors (24.22%)
207,400	Advanced Micro Devices, Inc. [1]	16,528,436	33,642,354
26,400	Broadcom, Inc.	35,240,647	42,385,992
3,242,600	indie Semiconductor, Inc., Cl A [1]	21,817,224	20,006,842
181,000	Marvell Technology, Inc.	7,267,339	12,651,900
19,500	Monolithic Power Systems, Inc.	7,321,998	16,022,760
1,440,500	NVIDIA Corp.	9,765,898	177,959,370
115,000	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	13,356,263	19,988,150

		111,297,805	322,657,368

	Systems Software (18.20%)
110,800	Cloudflare, Inc., Cl A [1,4]	4,372,897	9,177,564
57,423	Crowdstrike Holdings, Inc., Cl A [1]	3,453,213	22,003,919
152,500	Datadog, Inc., Cl A [1,4]	13,554,114	19,777,725
428,400	Microsoft Corporation	63,017,175	191,473,380

		84,397,399	242,432,588

	Technology Hardware, Storage & Peripherals (4.28%)
271,000	Apple, Inc.	51,792,161	57,078,020

Total Information Technology		320,852,160	798,503,472

Real Estate (2.43%)
	Real Estate Services (2.43%)
436,130	CoStar Group, Inc. [1]	21,363,737	32,334,678

Total Common Stocks		555,639,741	1,271,786,704

Private Common Stocks (1.28%)
Communication Services (0.10%)
	Interactive Media & Services (0.10%)
50,000	X Holdings I, Inc., Cl A [1,3,4,6]	5,000,000	1,366,000

Industrials (1.15%)
	Aerospace & Defense (1.15%)
105,020	Space Exploration Technologies Corp., Cl A [1,3,4,6]	4,607,169	11,762,240
31,890	Space Exploration Technologies Corp., Cl C [1,3,4,6]	1,392,972	3,571,680

		6,000,141	15,333,920

	Passenger Ground Transportation (0.00%)^
3,571	GM Cruise Holdings LLC, Cl B [1,3,4,6]	103,563	21,676

Total Industrials		6,103,704	15,355,596

See Notes to Portfolios of Investments.

Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2024

Shares		Cost	Value
Private Common Stocks (continued)
Materials (0.03%)
	Fertilizers & Agricultural Chemicals (0.03%)
182,067	Farmers Business Network, Inc. [1,3,4,6]	$2,394,652	$338,645

Total Private Common Stocks		13,498,356	17,060,241

Private Convertible Preferred Stocks (0.21%)
Materials (0.21%)
	Fertilizers & Agricultural Chemicals (0.21%)
37,254	Farmers Business Network, Inc. Series F [1,3,4,6]	4,855,355	684,729
615,761	Farmers Business Network, Inc., Units [1,3,4,6]	615,761	2,081,272

Total Private Convertible Preferred Stocks		5,471,116	2,766,001

Private Preferred Stocks (1.68%)
Industrials (1.68%)
	Aerospace & Defense (1.56%)
18,519	Space Exploration Technologies Corp., Series N [1,3,4,6]	5,000,130	20,741,280

	Passenger Ground Transportation (0.12%)
266,956	GM Cruise Holdings LLC, Cl G [1,3,4,6]	7,034,290	1,620,423

Total Private Preferred Stocks		12,034,420	22,361,703

Principal Amount		Cost	Value
Short-Term Investments (1.43%)
$18,989,064	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $18,996,738; (Fully Collateralized by $19,198,700 U.S. Treasury Floating Rate Note, 5.385% due 4/30/2026 Market value – $19,368,872) [5]	$18,989,064	$18,989,064

Total Investments (100.06%)		$605,632,697	1,332,963,713

Liabilities Less Cash and Other Assets (-0.06%)			(737,356)

Net Assets			$1,332,226,357

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2024, the market value of restricted securities amounted to $42,187,945 or 3.17% of net assets. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Fifth Avenue Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2024

Shares		Cost	Value
Common Stocks (97.97%)

Communication Services (14.15%)
	Advertising (3.92%)
252,622	The Trade Desk, Inc., Cl A [1]	$14,551,081	$24,673,591

	Interactive Media & Services (10.23%)
102,421	Alphabet, Inc., Cl A	15,129,363	18,655,985
90,909	Meta Platforms Inc., Cl A	6,630,519	45,838,136

		21,759,882	64,494,121

Total Communication Services		36,310,963	89,167,712

Consumer Discretionary (19.95%)
	Automobile Manufacturers (4.17%)
471,580	Rivian Automotive, Inc., Cl A [1]	12,257,318	6,328,604
100,800	Tesla, Inc. [1]	25,608,908	19,946,304

		37,866,226	26,274,908

	Automotive Parts & Equipment (1.10%)
247,230	Mobileye Global, Inc., Cl A [1]	6,228,941	6,943,454

	Broadline Retail (14.68%)
287,686	Amazon.com, Inc. [1]	2,726,880	55,595,319
680,704	Coupang, Inc., Cl A [1]	12,159,012	14,260,749
13,817	MercadoLibre, Inc. [1]	9,299,061	22,706,858

		24,184,953	92,562,926

Total Consumer Discretionary		68,280,120	125,781,288

Financials (5.20%)
	Transaction & Payment Processing Services (5.20%)
7,058	Adyen N.V., 144A (Netherlands) [1,2,5]	6,021,276	8,382,614
158,925	Block, Inc. [1]	9,529,261	10,249,073
32,067	MasterCard Incorporated, Cl A	1,161,898	14,146,678

Total Financials		16,712,435	32,778,365

Health Care (9.65%)
	Biotechnology (2.24%)
32,834	argenx SE, ADR [1,2]	10,908,180	14,119,933

	Health Care Equipment (5.28%)
74,792	Intuitive Surgical, Inc. [1]	8,845,700	33,271,221

	Health Care Technology (1.17%)
40,309	Veeva Systems, Inc., Cl A [1]	2,538,180	7,376,950

	Life Sciences Tools & Services (0.96%)
9,484	GRAIL, Inc. [1]	181,014	145,769
56,909	Illumina, Inc. [1]	6,192,532	5,940,162

		6,373,546	6,085,931

Total Health Care		28,665,606	60,854,035

Information Technology (49.02%)
	Application Software (8.62%)
34,349	Atlassian Corp., Cl A [1]	8,918,541	6,075,651
108,633	Gitlab, Inc., Cl A [1,4]	6,989,883	5,401,233
54,458	ServiceNow, Inc. [1,4]	20,815,805	42,840,475

		36,724,229	54,317,359

	Internet Services & Infrastructure (4.94%)
471,283	Shopify, Inc., Cl A [1,2]	19,346,878	31,128,242

	IT Consulting & Other Services (0.93%)
201,215	Endava plc, ADR [1,2]	18,269,297	5,883,527

	Semiconductor Materials & Equipment (3.17%)
19,541	ASML Holding N.V. [2]	1,203,894	19,985,167

	Semiconductors (12.08%)
616,431	NVIDIA Corp.	8,133,633	76,153,886

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Systems Software (19.28%)
240,341	Cloudflare, Inc., Cl A [1,4]	$18,218,660	$19,907,445
87,980	Crowdstrike Holdings, Inc., Cl A [1]	4,891,583	33,713,056
151,618	Datadog, Inc., Cl A [1,4]	9,184,124	19,663,338
67,243	Microsoft Corporation	26,470,987	30,054,259
134,832	Snowflake, Inc., Cl A [1,4]	23,497,594	18,214,455

		82,262,948	121,552,553

Total Information Technology		165,940,879	309,020,734

Total Common Stocks		315,910,003	617,602,134

Private Common Stocks (0.95%)

Industrials (0.95%)
	Aerospace & Defense (0.95%)
41,330	Space Exploration Technologies Corp., Cl A [1,3,4,6]	1,932,253	4,628,960
12,240	Space Exploration Technologies Corp., Cl C [1,3,4,6]	567,691	1,370,880

Total Private Common Stocks		2,499,944	5,999,840

Private Preferred Stocks (0.13%)
Industrials (0.13%)
	Passenger Ground Transportation (0.13%)
133,288	GM Cruise Holdings LLC, Cl G [1,3,4,6]	3,512,139	809,058

Principal Amount
Short-Term Investments (0.91%)

$5,751,733	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $5,754,058; (Fully Collateralized by $5,815,300 U.S. Treasury Floating Rate Note, 5.385% due 4/30/2026 Market value – $5,866,915)[5]	5,751,733	5,751,733

Total Investments (99.96%)		$327,673,819	630,162,765

Cash and Other Assets Less Liabilities (0.04%)			245,508

Net Assets			$630,408,273

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2024, the market value of restricted securities amounted to $6,808,898 or 1.08% of net assets. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the market value of Rule 144A securities amounted to $8,382,614 or 1.33% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Discovery Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2024

Shares		Cost	Value
Common Stocks (97.25%)
Communication Services (3.80%)
	Advertising (0.81%)
150,000	Ibotta, Inc., Cl A [1]	$14,649,029	$11,274,000

	Interactive Media & Services (0.63%)
138,143	Reddit, Inc., Cl A [1]	4,696,862	8,825,956

	Movies & Entertainment (2.36%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	5,408,362	11,882,550
550,000	Liberty Media Corporation-Liberty Live, Cl C [1]	18,822,683	21,048,500

		24,231,045	32,931,050

Total Communication Services		43,576,936	53,031,006

Consumer Discretionary (11.18%)
	Casinos & Gaming (4.94%)
1,235,000	DraftKings, Inc., Cl A [1]	23,984,451	47,139,950
395,000	Red Rock Resorts, Inc., Cl A	14,152,337	21,697,350

		38,136,788	68,837,300

	Footwear (1.11%)
400,000	On Holding AG, Cl A [1,2]	9,327,516	15,520,000

	Home Improvement Retail (2.14%)
300,000	Floor & Decor Holdings, Inc., Cl A [1]	9,074,455	29,823,000

	Homefurnishing Retail (0.53%)
30,000	RH [1]	7,459,296	7,333,200

	Restaurants (2.46%)
200,000	Texas Roadhouse, Inc.	17,901,519	34,342,000

Total Consumer Discretionary		81,899,574	155,855,500

Financials (2.29%)
	Asset Management & Custody Banks (0.22%)
25,000	Hamilton Lane, Inc., Cl A	2,946,204	3,089,500

	Property & Casualty Insurance (2.07%)
75,000	Kinsale Capital Group, Inc.	3,355,498	28,896,000

Total Financials		6,301,702	31,985,500

Health Care (20.56%)
	Health Care Equipment (8.65%)
596,078	Inari Medical, Inc. [1]	30,435,721	28,701,156
104,000	Inspire Medical Systems, Inc. [1]	22,298,541	13,918,320
158,000	Integer Holdings Corp. [1]	18,388,085	18,294,820
265,000	Masimo Corp. [1]	35,939,618	33,374,100
973,406	Silk Road Medical, Inc. [1]	18,405,410	26,320,898

		125,467,375	120,609,294

	Health Care Supplies (1.07%)
329,000	Establishment Labs Holdings, Inc. [1,2]	20,105,992	14,949,760

	Health Care Technology (1.05%)
2,684,590	Definitive Healthcare Corp. [1]	48,189,355	14,657,861

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (9.64%)
240,000	10X Genomics, Inc., Cl A [1]	$10,693,795	$4,668,000
1,433,622	CareDx, Inc. [1,3]	14,322,669	22,264,150
480,000	Exact Sciences Corp. [1,3]	20,906,055	20,280,000
1,629,676	Maravai LifeSciences Holdings, Inc., Cl A [1]	15,496,854	11,668,480
122,500	Repligen Corp. [1]	19,531,284	15,442,350
1,181,429	Stevanato Group SpA [2]	30,544,201	21,667,408
560,775	Tempus AI, Inc. Cl A [1]	19,197,220	19,627,125
868,790	Veracyte, Inc. [1,3]	22,690,855	18,826,679

		153,382,933	134,444,192

	Pharmaceuticals (0.15%)
775,832	Revance Therapeutics, Inc. [1]	11,448,086	1,993,888

Total Health Care		358,593,741	286,654,995

Industrials (21.75%)
	Aerospace & Defense (7.87%)
144,095	Axon Enterprise, Inc. [1]	15,830,703	42,398,513
1,942,158	Kratos Defense & Security Solutions, Inc. [1]	26,482,410	38,862,582
69,330	Loar Holdings, Inc. [1]	1,941,240	3,702,915
920,380	Mercury Systems, Inc. [1]	33,144,240	24,841,056

		77,398,593	109,805,066
	Building Products (2.31%)
200,000	AAON, Inc.	14,505,982	17,448,000
200,000	Trex Co., Inc. [1]	7,842,211	14,824,000

		22,348,193	32,272,000

	Diversified Support Services (0.19%)
146,576	ACV Auctions, Inc., Cl A [1]	2,937,630	2,675,012

	Environmental & Facilities Services (2.78%)
869,583	Montrose Environmental Group, Inc. [1]	19,287,297	38,748,618

	Human Resource & Employment Services (1.96%)
550,000	Dayforce, Inc. [1]	29,611,829	27,280,000

	Industrial Machinery & Supplies & Components (4.68%)
250,000	Chart Industries, Inc. [1]	34,324,239	36,085,000
375,000	Enerpac Tool Group Corp. Cl A	14,358,665	14,317,500
55,000	RBC Bearings, Inc. [1]	11,183,890	14,837,900

		59,866,794	65,240,400

	Trading Companies & Distributors (1.96%)
225,000	SiteOne Landscape Supply, Inc. [1]	16,625,881	27,317,250

Total Industrials		228,076,217	303,338,346

See Notes to Portfolios of Investments.

Baron Discovery Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2024

Shares		Cost	Value
Common Stocks (continued)
Information Technology (35.59%)
	Application Software (11.15%)
600,000	Alkami Technology, Inc. [1]	$13,160,839	$17,088,000
1,500,000	Clearwater Analytics Holdings, Inc., Cl A [1]	25,944,978	27,780,000
677,889	Gitlab, Inc., Cl A [1,3]	25,647,628	33,704,641
235,357	Guidewire Software, Inc. [1]	18,259,547	32,453,377
625,000	Intapp, Inc. [1]	22,553,288	22,918,750
325,000	Procore Technologies, Inc. [1]	21,170,513	21,550,750

		126,736,793	155,495,518

	Electronic Equipment & Instruments (6.49%)
395,321	Advanced Energy Industries, Inc.	27,937,769	42,995,112
74,131	Novanta, Inc. [1,2]	8,196,882	12,091,507
750,000	PAR Technology Corp. [1]	25,153,503	35,317,500

		61,288,154	90,404,119

	IT Consulting & Other Services (2.06%)
326,131	ASGN, Inc. [1]	31,749,731	28,754,970

	Semiconductor Materials & Equipment (2.27%)
135,000	Nova Ltd. [1,2]	3,115,172	31,661,550

	Semiconductors (2.72%)
4,057,493	indie Semiconductor, Inc., Cl A [1]	34,900,206	25,034,732
104,000	SiTime Corp. [1]	10,725,454	12,935,520

		45,625,660	37,970,252

	Systems Software (10.90%)
1,444,900	Couchbase, Inc. [1,3]	31,053,248	26,383,874
160,200	CyberArk Software Ltd. [1,2]	20,574,697	43,801,884
430,775	Dynatrace, Inc. [1,3]	10,425,484	19,272,874
1,575,000	SentinelOne, Inc., Cl A [1]	24,893,625	33,153,750
611,000	Varonis Systems, Inc. [1]	13,653,727	29,309,670

		100,600,781	151,922,052

Total Information Technology		369,116,291	496,208,461

Real Estate (2.08%)
	Industrial REITs (2.08%)
650,000	Rexford Industrial Realty, Inc.	31,657,135	28,983,500

Total Common Stocks		1,119,221,596	1,356,057,308

Principal Amount		Cost	Value
Short-Term Investments (2.36%)
$32,958,379	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $32,971,699; (Fully Collateralized by $33,322,300 U.S. Treasury Floating Rate Note, 5.385% due 4/30/2026 Market value – $33,617,726) [4]	$32,958,379	$32,958,379

Total Investments (99.61%)		$1,152,179,975	1,389,015,687

Cash and Other Assets Less Liabilities (0.39%)			5,416,084

Net Assets			$1,394,431,771

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Durable Advantage Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2024

Shares		Cost	Value
Common Stocks (98.62%)
Communication Services (11.57%)
	Interactive Media & Services (11.57%)
110,791	Alphabet, Inc., Cl C	$14,618,145	$20,321,285
57,053	Meta Platforms, Inc., Cl A	17,492,254	28,767,264

Total Communication Services		32,110,399	49,088,549

Consumer Discretionary (6.94%)
	Broadline Retail (6.94%)
152,252	Amazon.com, Inc. [1]	21,633,953	29,422,699

Consumer Staples (1.55%)
	Consumer Staples Merchandise Retail (1.55%)
7,715	Costco Wholesale Corp.	4,325,406	6,557,673

Financials (29.34%)
	Asset Management & Custody Banks (5.23%)
97,516	Blackstone, Inc.	11,176,824	12,072,481
243,973	Brookfield Corp., Cl A [2]	9,333,394	10,134,638

		20,510,218	22,207,119

	Diversified Financial Services (3.09%)
111,016	Apollo Global Management, Inc.	11,564,568	13,107,659

	Financial Exchanges & Data (10.74%)
31,966	CME Group, Inc.	6,454,069	6,284,516
32,164	Moody’s Corp.	11,452,985	13,538,792
18,665	MSCI, Inc.	9,425,530	8,991,864
37,554	S&P Global, Inc.	14,972,478	16,749,084

		42,305,062	45,564,256

	Investment Banking & Brokerage (2.09%)
31,747	LPL Financial Holdings, Inc.	7,499,126	8,866,937

	Property & Casualty Insurance (2.10%)
88,182	Arch Capital Group Ltd. [1,2]	5,523,458	8,896,682

	Transaction & Payment Processing Services (6.09%)
23,590	MasterCard, Incorporated, Cl A	9,517,135	10,406,965
58,875	Visa, Inc., Cl A	14,889,289	15,452,921

		24,406,424	25,859,886

Total Financials		111,808,856	124,502,539

Health Care (10.57%)
	Life Sciences Tools & Services (7.89%)
40,224	Agilent Technologies, Inc.	5,219,982	5,214,237
42,419	Danaher Corp.	9,735,317	10,598,387
4,230	Mettler-Toledo International, Inc. [1]	5,197,489	5,911,806
21,288	Thermo Fisher Scientific, Inc.	11,256,524	11,772,264

		31,409,312	33,496,694

	Managed Health Care (2.68%)
22,301	UnitedHealth Group, Incorporated	10,663,848	11,357,007

Total Health Care		42,073,160	44,853,701

Industrials (2.60%)
	Aerospace & Defense (2.60%)
62,126	HEICO Corp., Cl A	8,755,019	11,028,608

Shares		Cost	Value
Common Stocks (continued)
Information Technology (33.92%)
	Application Software (6.17%)
24,802	Adobe, Inc. [1]	$12,959,856	$13,778,503
18,890	Intuit, Inc.	10,232,021	12,414,697

		23,191,877	26,193,200

	Electronic Manufacturing Services (0.24%)
6,675	TE Connectivity Ltd. [2]	831,183	1,004,120

	IT Consulting & Other Services (1.74%)
24,323	Accenture plc, Cl A [2]	7,822,054	7,379,841

	Semiconductors (16.51%)
10,762	Broadcom, Inc.	14,476,414	17,278,714
8,503	Monolithic Power Systems, Inc.	3,697,232	6,986,745
168,290	NVIDIA Corp.	6,045,484	20,790,547
107,193	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	14,037,032	18,631,215
32,673	Texas Instruments, Inc.	5,738,398	6,355,879

		43,994,560	70,043,100

	Systems Software (9.26%)
87,961	Microsoft Corporation	30,893,594	39,314,169

Total Information Technology		106,733,268	143,934,430

Real Estate (2.13%)
	Real Estate Services (2.13%)
121,795	CoStar Group, Inc. [1]	10,673,237	9,029,881

Total Common Stocks		338,113,298	418,418,080

Principal Amount
Short-Term Investments (3.16%)
$13,413,149	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/28/2024, 4.85% due 7/1/2024; Proceeds at maturity $13,418,571; (Fully Collateralized by $13,561,300 U.S. Treasury Floating Rate Note, 5.385% due 4/30/2026 Market value – $13,681,576)[3]	13,413,149	13,413,149

Total Investments (101.78%)		$351,526,447	431,831,229

Liabilities Less Cash and Other Assets (-1.78%)			(7,535,729)

Net Assets			$424,295,500

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Investment Funds Trust	June 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers seven series (individually, a Fund and collectively, the Funds): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Each Fund is diversified. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets of the Fund represented by such class, less all liabilities, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board).The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not

Baron Investment Funds Trust	June 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS  (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (CONTINUED)

available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

d) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at June 30, 2024.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at June 30, 2024, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Portfolio of Investments.

f) Master Limited Partnerships. The Funds may invest in master limited partnerships (MLPs). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

g) Special Purpose Acquisition Company. The Funds may acquire an interest in a special purpose acquisition company (SPAC) in an initial public offering (IPO), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction, defined below), the Fund will no longer be obligated to fulfill its commitment.

Baron Investment Funds Trust	June 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS  (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (CONTINUED)

h) Private Investment in Public Equity. The Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Publicly traded securities acquired via a PIPE transaction are typically valued at the market price of an issuer’s common stock and classified as Level 2 in the fair value hierarchy. As of June 30, 2024, the Funds did not have any commitments to purchase when-issued securities through PIPE transactions with SPACs.

3. RESTRICTED SECURITIES

At June 30, 2024, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e – 4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At June 30, 2024, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	1/25/2023	$18,181,856
StubHub Holdings, Inc.	12/22/2021	47,162,319
Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	107,853,760
X.AI Corp.	6/11/2024	39,999,993

Total Restricted Securities		$213,197,928

(Cost $128,500,521)† (5.00% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc	7/31/2020	$785,437
Private Convertible Preferred Stocks
Northvolt AB	9/21/2020	10,963,385

Total Restricted Securities		$11,748,822

(Cost $25,674,990)† (0.17% of Net Assets)

	Baron Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$338,645
GM Cruise Holdings LLC	5/19/2022	21,676
Space Exploration Technologies Corp.	3/25/2021	15,333,920
X Holdings I, Inc.	5/4/2022	1,366,000
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020-9/28/2023	2,766,001
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	1,620,423
Space Exploration Technologies Corp.	8/4/2020	20,741,280

Total Restricted Securities		$42,187,945

(Cost $31,003,892)† (3.17% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

Baron Investment Funds Trust	June 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS  (UNAUDITED) (CONTINUED)

3. RESTRICTED SECURITIES (CONTINUED)

	Baron Fifth Avenue Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	$5,999,840
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	809,058

Total Restricted Securities		$6,808,898

(Cost $6,012,083)† (1.08% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of June 30, 2024 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,049,160,812	$—	$—	$4,049,160,812
Private Common Stocks†	—	—	65,344,175	65,344,175
Private Preferred Stocks†	—	—	147,853,753	147,853,753
Short-Term Investments	—	8,605,817	—	8,605,817

Total Investments	$4,049,160,812	$8,605,817	$213,197,928	$4,270,964,557

†	See Portfolios of Investments for additional detailed categorizations.

Baron Investment Funds Trust	June 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS  (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$7,147,309,364	$—	$—	$7,147,309,364
Private Common Stocks	—	—	785,437	785,437
Private Convertible Preferred Stocks	—	—	10,963,385	10,963,385

Total Investments	$7,147,309,364	$—	$11,748,822	$7,159,058,186

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,385,187,374	$—	$—	$4,385,187,374
Short-Term Investments	—	144,351,861	—	144,351,861

Total Investments	$4,385,187,374	$144,351,861	$—	$4,529,539,235

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,271,786,704	$—	$—	$1,271,786,704
Private Common Stocks†	—	—	17,060,241	17,060,241
Private Convertible Preferred Stocks	—	—	2,766,001	2,766,001
Private Preferred Stocks†	—	—	22,361,703	22,361,703
Short-Term Investments	—	18,989,064	—	18,989,064

Total Investments	$1,271,786,704	$18,989,064	$42,187,945	$1,332,963,713

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$609,219,520	$8,382,614	$—	$617,602,134
Private Common Stocks	—	—	5,999,840	5,999,840
Private Preferred Stocks	—	—	809,058	809,058
Short-Term Investments	—	5,751,733	—	5,751,733

Total Investments	$609,219,520	$14,134,347	$6,808,898	$630,162,765

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,356,057,308	$—	$—	$1,356,057,308
Short-Term Investments	—	32,958,379	—	32,958,379

Total Investments	$1,356,057,308	$32,958,379	$—	$1,389,015,687

†	See Portfolios of Investments for additional detailed categorizations.

Baron Investment Funds Trust	June 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS  (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$418,418,080	$—	$—	$418,418,080
Short-Term Investments	—	13,413,149	—	13,413,149

Total Investments	$418,418,080	$13,413,149	$—	$431,831,229

†	See Portfolios of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2023	Accrued Premiums (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2024
Private Common Stocks
Communication Services	$37,919,959	$—	$—	$9,242,360	$—	$—	$—	$—	$47,162,319	$9,242,360
Industrials	12,157,493	—	—	6,024,363	—	—	—	—	18,181,856	6,024,363
Private Preferred Stocks
Industrials	72,114,683	—	—	35,739,077	—	—	—	—	107,853,760	35,739,077
Information Technology	—	—	—	—	39,999,993	—	—	—	39,999,993	—

Total	$122,192,135	$—	$—	$51,005,800	$39,999,993	$—	$—	$—	$213,197,928	$51,005,800

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2023	Accrued Premiums (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2024
Private Common Stocks
Materials	$785,437	$—	$—	$—	$—	$—	$—	$—	$785,437	$—
Private Convertible Preferred Stocks
Industrials	13,867,853	—	—	(2,904,468)	—	—	—	—	10,963,385	(2,904,468)

Total	$14,653,290	$—	$—	$(2,904,468)	$—	$—	$—	$—	$11,748,822	$(2,904,468)

Baron Investment Funds Trust	June 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS  (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

	Baron Opportunity Fund
Investments in Securities	Balance as of September 30, 2023	Accrued Premiums (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2024
Private Common Stocks
Communication Services	$3,707,500	$—	$—	$(2,341,500)	$—	$—	$—	$—	$1,366,000	$(2,341,500)
Industrials	10,330,148	—	—	5,025,448	—	—	—	—	15,355,596	5,025,448
Materials	338,645	—	—	—	—	—	—	—	338,645	—
Private Convertible Preferred Stocks
Materials	2,766,001	—	—	—	—	—	—	—	2,766,001	—
Private Preferred Stocks
Industrials	19,936,233			2,425,470					22,361,703	2,425,470

Total	$37,078,527	$—	$—	$5,109,418	$—	$—	$—	$—	$42,187,945	$5,109,418

	Baron Fifth Avenue Fund
Investments in Securities	Balance as of September 30, 2023	Accrued Premiums (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2024	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2024
Private Common Stocks
Industrials	$4,011,857	$—	$—	$1,987,983	$—	$—	$—	$—	$5,999,840	$1,987,983
Private Preferred Stocks
Industrials	3,029,637	—	—	(2,220,579)	—	—	—	—	809,058	(2,220,579)

Total	$7,041,494	$—	$—	$(232,596)	$—	$—	$—	$—	$6,808,898	$(232,596)

Baron Investment Funds Trust	June 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS  (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of June 30, 2024 were as follows:

Baron Asset Fund

Sector	Company	Fair Value as of June 30, 2024	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2024	Range used on June 30, 2024	Impact to Valuation from an Increase in Input*
Private Common Stocks: Communication Services	StubHub Holdings, Inc.	$47,162,319	Combination of valuation using multiples, current value via comparable companies, and option-pricing analysis methods	Projected Company EBITDA (2025)	$989 million	$989 million	Increase
				Enterprise Value / EBITDA Multiple	17.9x	10.3x – 21.5x	Increase
				Change in the composite equity	(0.35)%	(1.19)% – 3.23%	Increase
				Discount for lack of marketability	6.42%	6.42%	Decrease
				Estimated volatility of the returns of equity[1]	34.07%	25.68% – 45.54%	Decrease
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$18,181,856	Observed Transaction	Observed Transaction Price	$112.00	$112.00	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$107,853,760	Observed Transaction	Observed Transaction Price	$1,120.00	$1,120.00	Increase
Private Preferred Stocks: Information Technology	X.AI Corp.	$39,999,993	Observed Transaction	Observed Transaction Price	$11.97	$11.97	Increase

Baron Investment Funds Trust	June 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS  (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

Baron Opportunity Fund

Sector	Company	Fair Value as of June 30, 2024	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2024	Range used on June 30, 2024	Impact to Valuation from an Increase in Input*
Private Common Stocks: Communication Services	X Holdings I, Inc.	$1,366,000	Recent valuation for employee grants	Enterprise Value Estimate	$19 billion	$19 billion	n/a
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$15,333,920	Observed Transaction	Observed Transaction Price	$112.00	$112.00	Increase
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$20,741,280	Observed Transaction	Observed Transaction Price	$1,120.00	$1,120.00	Increase
Private Common Stocks: Industrials	GM Cruise Holdings LLC	$21,676	Combination of observed transaction price and scenario analysis methods	Observed Transaction Price	$24.27	$24.27	Increase
				Scenario Probabilities: Scenario A / Scenario B / Scenario C3	50% / 50% /0%	0% – 50%	n/a
Private Preferred Stocks: Industrials	GM Cruise Holdings LLC	$1,620,423	Combination of observed transaction price and scenario analysis methods	Observed Transaction Price	$24.27	$24.27	Increase
				Scenario Probabilities: Scenario A / Scenario B / Scenario C2	50% / 50% /0%	0% – 50%	n/a
Private Common Stocks: Materials	Farmers Business Network, Inc.	$338,645	Scenario analysis	Public Markets Event Scenario Probabilities[3]	9.1%	8% – 10%	n/a
				Liquidity Scenario Probabilities: Scenario A / Scenario B4	50.00%	50% – 50%	n/a
Private Convertible Preferred Stocks: Materials	Farmers Business Network, Inc.	$2,766,001	Scenario analysis	Public Markets Event Scenario Probabilities[3]	9.1%	8% – 10%	n/a
				Liquidity Scenario Probabilities: Scenario A / Scenario B4	50.00%	50% – 50%	n/a

Baron Investment Funds Trust	June 30, 2024

NOTES TO PORTFOLIOS OF INVESTMENTS  (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (CONTINUED)

Baron Fifth Avenue Growth Fund

Sector	Company	Fair Value as of June 30, 2024	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2024	Range used on June 30, 2024	Impact to Valuation from an Increase in Input*
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$5,999,840	Observed Transaction	Observed Transaction Price	$112.00	$112.00	Increase
Private Preferred Stocks: Industrials	GM Cruise Holdings LLC	$809,058	Combination of observed transaction price and scenario analysis methods	Observed Transaction Price	$24.27	$24.27	Increase
				Scenario Probabilities: Scenario A / Scenario B / Scenario C2	50% / 5% / 0%	0% – 50%	n/a

[1]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

[2]	Scenario A represents a worst case scenario. Scenario B represents a negative scenario that is better than the worst case. Scenario C represents a positive scenario.

[3]	The probabilities are associated with a range of potential IPO valuations.

[4]	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.

*

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

5. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2023	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at June 30, 2024	Value at June 30, 2024	% of Net Assets at June 30, 2024
“Affiliated” Company as of June 30, 2024:
Choice Hotels International, Inc.	$363,242,150	$6,787,395	$3,133,836	$(10,175,961)	$280,252	$1,732,188	3,000,000	$357,000,000	5.04%
Iridium Communications, Inc	355,959,250	—	26,169,025	(164,167,257)	20,717,032	2,973,223	7,000,000	186,340,000	2.63%
Vail Resorts, Inc.	443,780,000	—	—	(83,520,000)	—	17,120,000	2,000,000	360,260,000	5.09%

	$1,162,981,400	$6,787,395	$29,302,861	$(257,863,218)	$20,997,284	$21,825,411		$903,600,000

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2024.